RELATED PARTY TRANSACTIONS - Loan receivables from related parties (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 15, 2020	Jul. 31, 2020 CNY (¥)	Nov. 30, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2019 CNY (¥)	May 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Total cash consideration				¥ 120,000
Total				42,788		¥ 36,378
Repayments of short term loan amount				21,690	$ 3,404	¥ 1,911,651	¥ 675,792
Yuanjing Mingchuang
RELATED PARTY TRANSACTIONS
Percentage of ownership interest acquired								29.16%
Total cash consideration								¥ 700,000
Loan to invested entities, one
RELATED PARTY TRANSACTIONS
Fixed borrowing rate						12.00%
Loans provided						¥ 2,000
Loan to invested entities, two
RELATED PARTY TRANSACTIONS
Fixed borrowing rate						10.00%
Loans provided						¥ 9,000
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Loan receivables from related parties, short-term loans				0		0
Yuanjing Mingde | Six months loan agreement
RELATED PARTY TRANSACTIONS
Loan receivables from related parties, short-term loans			¥ 1,900,000
Loan agreement term			6 months
Fixed borrowing rate	12.00%		10.00%
Repayments of short term loan amount		¥ 58,300
IFM
RELATED PARTY TRANSACTIONS
Loan receivables from related parties, short-term loans				20,000		20,000
Others.
RELATED PARTY TRANSACTIONS
Loan receivables from related parties, short-term loans				22,788		13,019
Loan receivables from related parties, long-term loans				¥ 0		¥ 3,359
Investments in entities which operate home improvement and decoration business
RELATED PARTY TRANSACTIONS
Number of invested entities to whom loan was provided | entity						2
Impairment Charge						¥ 19,900